Leases (Schedule of Right to use asset) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 ILS (₪)		Dec. 31, 2023 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	₪ 4,814
Depreciation, right-of-use assets	2,361	$ 740		₪ 2,125	[1]	₪ 2,404	[1]
Closing balance	4,562	1,430	[2]	4,814
Consolidated Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	7,834	2,456		5,341
Dispositions	(1,879)	(589)		(2,322)
Additions	2,109	661		4,815
Closing balance	8,064	2,528		7,834		5,341
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	3,020	947		3,217
Dispositions	(1,879)	(589)		(2,322)
Depreciation, right-of-use assets	2,361	740		2,125
Closing balance	3,502	1,098		3,020		₪ 3,217
Net Book Value [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	4,814
Closing balance	₪ 4,562	$ 1,430		₪ 4,814

[1]	Reclassified
[2]	Convenience Translation into US Dollars.